Financial risk management and financial instruments - Significant Derivatives Sensitivity Analysis (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) R / $ $ / bbl $ / gal	Jun. 30, 2020 ZAR (R) R / $ $ / gal $ / bbl
Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%	2.00%
Decrease in significant input variable (as a percent)	(2.00%)	(2.00%)
Ethane price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / gal	2	2
Decrease in price or rate assumption | $ / gal	(2)	(2)
Crude oil price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / bbl	2	2
Decrease in price or rate assumption | $ / bbl	(2)	(2)
USD/ZAR spot price
Financial risk management and financial instruments
Increase in price or rate assumption | R / $	1	1
Decrease in price or rate assumption | R / $	(1)	(1)
USD Libor curve
Financial risk management and financial instruments
Decrease in significant input variable (as a percent)	(0.50%)	(0.50%)
USD Swap curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	0.10%	0.10%
Decrease in significant input variable (as a percent)	(0.10%)	(0.10%)
Rand Swap curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Crude oil swap options | Crude oil price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	R (385)
Impact on fair value from decrease in significant input variable	385
Crude oil put options | Crude oil price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable		R (45)
Impact on fair value from decrease in significant input variable		55
Ethane swap options | Ethane price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	14	329
Impact on fair value from decrease in significant input variable	(14)	(329)
Foreign exchange zero cost collars | Volatility
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	86	(196)
Impact on fair value from decrease in significant input variable	(86)	209
Foreign exchange zero cost collars | USD/ZAR spot price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	(1,702)	(2,504)
Impact on fair value from decrease in significant input variable	R 1,702	2,172
Minimum weakening of exchange rate for fair value impact | R / $	3.24
Gain (loss) for derivatives settled at spot price between cap and floor	R 0
Derivative cap | R / $	17.52
Crude oil zero cost collar | Volatility
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	R (29)	(12)
Impact on fair value from decrease in significant input variable	29	14
Crude oil zero cost collar | Crude oil price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	(382)	(81)
Impact on fair value from decrease in significant input variable	382	72
Interest rate swap | USD Libor curve
Financial risk management and financial instruments
Impact on fair value from decrease in significant input variable	559	811
Oxygen supply contract embedded derivative | USD/ZAR spot price
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	(601)	(506)
Impact on fair value from decrease in significant input variable	601	506
Oxygen supply contract embedded derivative | USD Swap curve
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	98	117
Impact on fair value from decrease in significant input variable	(99)	(120)
Oxygen supply contract embedded derivative | Rand Swap curve
Financial risk management and financial instruments
Impact on fair value from increase in significant input variable	(825)	(724)
Impact on fair value from decrease in significant input variable	R 955	R 860